OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Core Fund

Old Westbury Small & Mid Cap Fund

Old Westbury Large Cap Strategies Fund

(each, a “Fund”)

Supplement dated October 27, 2016 to the
Prospectus dated March 1, 2016

Important Notice Regarding Changes in Investment Strategies

This Supplement updates, and should be read in conjunction with, the information provided in each Fund’s Prospectus dated March 1, 2016, as supplemented.

Old Westbury Large Cap Core Fund

At a special meeting (the “Meeting”) of the Board of Directors (the “Board”) of the Corporation held on October 25, 2016, the Board approved various changes with respect to the Fund, including (i) changing the Fund’s name from Old Westbury Large Cap Core Fund to Old Westbury All Cap Core Fund; (ii) changing the Fund’s principal investment strategy as detailed below; (iii) changing the Fund’s benchmark from the MSCI ACWI Large Cap Index (Net) to the MSCI ACWI Investible Market Index (Net); (iv) changing the Fund’s portfolio managers as detailed below; (v) terminating the fee waiver currently applicable to the Fund; and (vi) increasing the advisory fee for the Fund as detailed below, subject to shareholder approval. These changes will become effective on or about December 30, 2016.

Currently, in seeking to achieve the Fund’s investment objective of long-term capital appreciation, the Fund invests in a diversified portfolio of equity and equity related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. On or about December 30, 2016, the Fund’s principal investment strategy will change such that it would invest in a diversified portfolio of equity and equity-related securities throughout the world across the entire capital range of the MSCI ACWI Investible Market Index. The Fund generally will focus on large and medium capitalization companies but will not be limited to any minimum capitalization size.

In connection with the strategy change, Jeffrey Rutledge, John Hall and Michael Morrisroe would be added as portfolio managers of the Fund and Alexander Lloyd would no longer serve as portfolio manager of the Fund.

Currently, Bessemer Investment Management (the “Adviser”) charges the Fund an investment advisory fee (calculated daily and paid monthly) of 0.70% of average net assets on the first $500 million in Fund assets; 0.65% on average net assets of $500 million to $1 billion; and 0.60% on average net assets exceeding $1 billion. In light of the change in strategy and expanded investment mandate, the Adviser is proposing to increase the advisory fee to 0.75% of average net assets on the first $500 million in Fund assets; 0.70% on average net assets of $500 million to $1 billion; and 0.65% on average net assets exceeding $1 billion, subject to shareholder approval.

Old Westbury Small & Mid Cap Fund

At the Meeting, the Board approved a change in the Fund’s name from Old Westbury Small & Mid Cap Fund to Old Westbury Small & Mid Cap Strategies Fund, which will become effective on or about

December 30, 2016. Also effective on or about December 30, 2016, John Hall and Michael Morrisroe will no longer serve as portfolio managers for the Fund. Shareholders will receive additional information at a future time in advance of these changes. Additionally, effective October 25, 2016, Nancy Sheft and Holly MacDonald were added as portfolio managers for the Fund. Edward N. Aw became a portfolio manager for the Fund in June 2016.

Accordingly, effective immediately:

•	The following disclosure is added after the second paragraph under the heading “Management of the Fund - Portfolio Managers and Sub-Advisers” beginning on page 13:

Ms. Nancy Sheft, a Managing Director of the Adviser, has managed the Fund since October 25, 2016.

Ms. Holly MacDonald, a Managing Director of the Adviser, has managed the Fund since October 25, 2016.

Mr. Edward N. Aw, Managing Director and Head of Quantitative Strategies of the Adviser, has managed the Fund since June 2016.

•	The following paragraphs are added after the second paragraph under the section entitled “WHO MANAGES THE FUNDS? – Portfolio Managers – Small & Mid Cap Fund” beginning on page 42:

Ms. Nancy Peretz Sheft is a Managing Director of the Adviser and Head of External Manager Solutions at Bessemer, an affiliate of the Adviser. Ms. Sheft has managed the Fund since October 25, 2016. Ms. Sheft joined the Adviser in 2016 and Bessemer in 2013. Prior to joining the Adviser and its affiliate Bessemer, Ms. Sheft was Managing Director at J.P. Morgan Asset Management, where she was Global Head of Institutional Sales, Product, and Consultant Strategy. Ms. Sheft also worked for Ark Asset Management, Hambrecht & Quist and Goldman Sachs. Ms. Sheft earned an M.B.A. from Harvard University and a B.A. from Princeton University.

Ms. Holly MacDonald is a Managing Director of the Adviser and Chief Investment Strategist of Bessemer, an affiliate of the Adviser. Ms. MacDonald has managed the Fund since October 25, 2016. Ms. MacDonald joined the Adviser in 2016 and Bessemer in 2015. Prior to joining the Adviser and its affiliate Bessemer, Ms. MacDonald was Managing Director in the Emerging Markets and Global Currency Strategy groups at J.P. Morgan. Ms. MacDonald earned an M.B.A., with honors, from Columbia University and a B.A. in philosophy, magna cum laude, from Princeton University.

Mr. Edward N. Aw, Managing Director and Head of Quantitative Strategies of the Adviser, has managed the Fund since June 2016. Mr. Aw joined the Adviser in 2004. Prior to joining the Adviser, Mr. Aw was a Quantitative Analyst for five years at Deutsche Investment Management Americas. Previously, Mr. Aw also worked for The Dreyfus Corporation, Goldman Sachs, and Morgan Stanley in various analytic roles. Mr. Aw earned a BA from the State University of New York at Stony Brook and an MBA from the Frank G. Zarb School of Business at Hofstra University.

Old Westbury Large Cap Strategies Fund

At the Meeting, the Board approved changes to the Fund’s portfolio managers. Effective October 25, 2016, Nancy Sheft and Holly MacDonald were added as portfolio managers for the Fund.

Accordingly, effective immediately:

•	The following disclosure is added after the fourth paragraph under the heading “Management of the Fund - Portfolio Managers and Sub-Advisers” beginning on page 8:

Ms. Nancy Sheft, a Managing Director of the Adviser, has managed the Fund since October 25, 2016.

Ms. Holly MacDonald, a Managing Director of the Adviser, has managed the Fund since October 25, 2016.

•	The following paragraphs are added after the fourth paragraph under the section entitled “WHO MANAGES THE FUNDS? – Portfolio Managers – Large Cap Strategies Fund” beginning on page 41:

Ms. Nancy Peretz Sheft is a Managing Director of the Adviser and Head of External Manager Solutions at Bessemer, an affiliate of the Adviser. Ms. Sheft has managed the Fund since October 25, 2016. Ms. Sheft joined the Adviser in 2016 and Bessemer in 2013. Prior to joining the Adviser and its affiliate Bessemer, Ms. Sheft was Managing Director at J.P. Morgan Asset Management, where she was Global Head of Institutional Sales, Product, and Consultant Strategy. Ms. Sheft also worked for Ark Asset Management, Hambrecht & Quist and Goldman Sachs. Ms. Sheft earned an M.B.A. from Harvard University and a B.A. from Princeton University.

Ms. Holly MacDonald is a Managing Director of the Adviser and Chief Investment Strategist of Bessemer, an affiliate of the Adviser. Ms. MacDonald has managed the Fund since October 25, 2016. Ms. MacDonald joined the Adviser in 2016 and Bessemer in 2015. Prior to joining the Adviser and its affiliate Bessemer, Ms. MacDonald was Managing Director in the Emerging Markets and Global Currency Strategy groups at J.P. Morgan. Ms. MacDonald earned an M.B.A., with honors, from Columbia University and a B.A. in philosophy, magna cum laude, from Princeton University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Core Fund

Old Westbury Small & Mid Cap Fund

Old Westbury Large Cap Strategies Fund

(each, a “Fund”)

Supplement dated October 27, 2016 to the
Statement of Additional Information (“SAI”) dated March 1, 2016

Important Notice Regarding Changes in Investment Strategies

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated March 1, 2016, as supplemented.

Old Westbury Large Cap Core Fund

At a special meeting (the “Meeting”) of the Board of Directors (the “Board”) of the Corporation held on October 25, 2016, the Board approved various changes with respect to the Fund, including (i) changing the Fund’s name from Old Westbury Large Cap Core Fund to Old Westbury All Cap Core Fund; (ii) changing the Fund’s principal investment strategy as detailed below; (iii) changing the Fund’s benchmark from the MSCI ACWI Large Cap Index (Net) to the MSCI ACWI Investible Market Index (Net); (iv) changing the Fund’s portfolio managers as detailed below; (v) terminating the fee waiver currently applicable to the Fund; and (vi) increasing the advisory fee for the Fund as detailed below, subject to shareholder approval. These changes will become effective on or about December 30, 2016.

Currently, in seeking to achieve the Fund’s investment objective of long-term capital appreciation, the Fund invests in a diversified portfolio of equity and equity related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. On or about December 30, 2016, the Fund’s principal investment strategy will change such that it would invest in a diversified portfolio of equity and equity-related securities throughout the world across the entire capital range of the MSCI ACWI Investible Market Index. The Fund generally will focus on large and medium capitalization companies but will not be limited to any minimum capitalization size.

In connection with the strategy change, Jeffrey Rutledge, John Hall and Michael Morrisroe would be added as portfolio managers of the Fund and Alexander Lloyd would no longer serve as portfolio manager of the Fund.

Currently, Bessemer Investment Management (the “Adviser”) charges the Fund an investment advisory fee (calculated daily and paid monthly) of 0.70% of average net assets on the first $500 million in Fund assets; 0.65% on average net assets of $500 million to $1 billion; and 0.60% on average net assets exceeding $1 billion. In light of the change in strategy and expanded investment mandate, the Adviser is proposing to increase the advisory fee to 0.75% of average net assets on the first $500 million in Fund assets; 0.70% on average net assets of $500 million to $1 billion; and 0.65% on average net assets exceeding $1 billion, subject to shareholder approval.

Old Westbury Small & Mid Cap Fund

At the Meeting, the Board approved a change in the Fund’s name from Old Westbury Small & Mid Cap Fund to Old Westbury Small & Mid Cap Strategies Fund, which will become effective on or about

December 30, 2016. Also effective on or about December 30, 2016, John Hall and Michael Morrisroe will no longer serve as portfolio managers for the Fund. Shareholders will receive additional information at a future time in advance of these changes. Additionally, effective October 25, 2016, Nancy Sheft and Holly MacDonald were added as portfolio managers for the Fund. Edward N. Aw became a portfolio manager for the Fund in June 2016.

Accordingly, effective immediately:

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

•	The table under the heading “Other Accounts Managed by Portfolio Managers” on page 44 is modified by adding the following under “Small & Mid Cap Fund”:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
Nancy Sheft**	0	$0	0	$0	0	$0
Holly MacDonald**	0	$0	0	$0	0	$0

Edward N. Aw***	2	$20,702,218,080	0	$0	1	$1,700,000

**	Information provided as of September 30, 2016.
***	Information provided as of October 25, 2016.

•	The table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is Based on Performance” on page 46 is modified by adding the following under “Small & Mid Cap Fund”:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
Nancy Sheft**	0	$0	0	$0	0	$0
Holly MacDonald**	0	$0	0	$0	0	$0

Edward N. Aw***	0	$0	0	$0	0	$0

**	Information provided as of September 30, 2016.
***	Information provided as of October 25, 2016.

•	The table under the heading “Ownership of Securities” on page 47 is modified by adding the following under the heading “BIM”:
	Large Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund	Small & Mid Cap Fund	Strategic Opportunities Fund
Nancy Sheft**	$50,001-$100,000	$100,001-$500,000	$10,001-$50,000	None	$10,001-$50,000	$1-$10,000
Holly MacDonald**	$50,001-$100,000	$100,001-$500,000	$50,001-$100,000	None	$10,001-$50,000	$50,001-$100,000
Edward N. Aw**	$100,001-$500,000	$500,001-$1,000,000	$10,001-$50,000	None	$100,001-$500,000	$10,001-$50,000

**	Information provided as of October 25, 2016.

Old Westbury Large Cap Strategies Fund

At the Meeting, the Board approved changes to the Fund’s portfolio managers. Effective October 25, 2016, Nancy Sheft and Holly MacDonald were added as portfolio managers for the Fund.

Accordingly, effective immediately:

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

•	The table under the heading “Other Accounts Managed by Portfolio Managers” on page 44 is modified by adding the following under “Large Cap Strategies Fund”:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
Nancy Sheft**	0	$0	0	$0	0	$0
Holly MacDonald**	0	$0	0	$0	0	$0

**	Information provided as of September 30, 2016.

•	The table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is Based on Performance” on page 46 is modified by adding the following under “Large Cap Strategies Fund”:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
Nancy Sheft**	0	$0	0	$0	0	$0
Holly MacDonald**	0	$0	0	$0	0	$0

**	Information provided as of September 30, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE